Balance Sheets - Standard Waste Services L L C [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 9,545	$ 52,045
Accounts receivable	1,284,899	1,236,867
Employee loans	1,500	3,300
Total current assets	1,295,944	1,292,212
Property and Equipment, Net	5,318,328	5,534,186
Other Assets
Security deposits	12,900	12,900
Goodwill	412,800	412,800
Operating lease right-of-use asset, net	322,037	336,191
Total other assets	747,737	761,891
Total assets	7,362,009	7,588,289
Current Liabilities
Accounts payable	874,452	890,185
Accrued expenses	44,289	39,031
Current portion of operating lease liability	91,828	90,992
Current portion of finance lease liability	28,650	27,802
Current portion of notes payable	942,738	982,060
Total current liabilities	1,981,957	2,030,070
Noncurrent Liabilities
Operating lease liability, net of current portion	243,876	259,533
Finance lease liability, net of current portion	75,256	82,744
Notes payable, net of current portion	2,507,863	2,720,523
Total noncurrent liabilities	2,826,995	3,062,800
Total liabilities	4,808,952	5,092,870
Members’ Equity	2,553,057	2,495,419
Total liabilities and members’ equity	$ 7,362,009	$ 7,588,289